Earnings Per Share - Additional Information (Details)		6 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jan. 01, 2022 shares
Earnings per share [line items]
Exchange ratio		2.13
Number of potential ordinary shares excluded from calculation of anti-dilutive	17,983,485
Business Combination Agreement
Earnings per share [line items]
Number of shares exchanged		1,964,286	1,964,286
Number of shares issued upon exchange		4,185,360	4,185,360
Ordinary Shares | Business Combination Agreement
Earnings per share [line items]
Number of shares exchanged		17,016,872
Number of shares issued upon exchange		36,258,312
Exchange ratio		2.13